Schedule of borrowings term loan (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Interest rate	6.00%
Trade receivable payments	90.00%
Trade settlements	10.00%
Term loan I [member]
IfrsStatementLineItems [Line Items]
Monthly installments	132 months
Term loan I [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Business financing rate	5.68%
Term loan I [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Business financing rate	5.68%
Term loan IV [member]
IfrsStatementLineItems [Line Items]
Monthly installments	5 years
Interest rate	2.00%
Term loan V [member]
IfrsStatementLineItems [Line Items]
Monthly installments	5 years
Interest rate	2.00%
Term loan VI [member]
IfrsStatementLineItems [Line Items]
Monthly installments	5 years
Interest rate	2.50%
Term loan VII [member]
IfrsStatementLineItems [Line Items]
Monthly installments	3 years
Interest rate	2.00%
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.00%
Bank of cost interest rate	2.00%
Revolving credit [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Loans repayable	1 month
Revolving credit [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Loans repayable	6 months